23 Post-employment benefits (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Less Than 1 Year [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	R$ 670,468
2021 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	658,691
2022 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	642,335
2023 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	624,527
2024 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	606,778
2025 - 2049 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	7,119,437
Unified Plan [Member] | Less Than 1 Year [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	429,228
Unified Plan [Member] | 2021 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	418,133
Unified Plan [Member] | 2022 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	406,885
Unified Plan [Member] | 2023 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	395,134
Unified Plan [Member] | 2024 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	383,511
Unified Plan [Member] | 2025 - 2049 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	4,016,371
Plan III [Member] | Less Than 1 Year [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	158,427
Plan III [Member] | 2021 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	154,433
Plan III [Member] | 2022 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	149,999
Plan III [Member] | 2023 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	145,567
Plan III [Member] | 2024 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	141,302
Plan III [Member] | 2025 - 2049 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	2,011,843
Assistance Plan [Member] | Less Than 1 Year [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	82,813
Assistance Plan [Member] | 2021 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	86,125
Assistance Plan [Member] | 2022 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	85,451
Assistance Plan [Member] | 2023 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	83,826
Assistance Plan [Member] | 2024 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	81,965
Assistance Plan [Member] | 2025 - 2049 [Member]
DisclosureOfBenefitsPayableLineItems [Line Items]
Benefits payable	R$ 1,091,223